Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income before income taxes	$ (141,000)	$ 1,154,000	$ 1,121,000	$ 1,007,000	$ 1,262,000	$ 1,212,000	$ 1,294,000	$ 973,000	$ 3,141,000	$ 4,741,000	$ 4,506,000
Effective tax rate									34.00%	34.00%	34.00%
Federal tax at statutory rate									$ 1,068,000	$ 1,612,000	$ 1,532,000
Tax-exempt interest									(391,000)	(358,000)	(354,000)
Net earnings on BOLI									(99,000)	(93,000)	(108,000)
Gain from life insurance proceeds									(34,000)	(56,000)
Dividend from unconsolidated subsidiary									(15,000)	(13,000)	(13,000)
Stock-based compensation									20,000	16,000	10,000
Federal tax credits									(570,000)	(575,000)	(556,000)
Merger and acquisition expenses									115,000
Other permanent differences									(11,000)	(8,000)	(6,000)
Total tax expense	$ (266,000)	$ 146,000	$ 120,000	$ 83,000	$ 170,000	$ 154,000	$ 131,000	$ 70,000	$ 83,000	$ 525,000	$ 505,000
Effective tax rate									2.60%	11.10%	11.20%